CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTE
Note 5 - Convertible Promissory Note

5. CONVERTIBLE PROMISSORY NOTE

On October 27, 2020, the Company and EMA Financial, LLC, (“EMA”) entered into a Securities Purchase Agreement, whereby the Company issued a note to EMA (the “EMA Note”) in the original principal amount of $35,000. The EMA Note contains an original issue discount of $2,000 which will be reflected as a debt discount and amortized over the nine months Note term. The EMA Note is convertible into shares of the common stock of the Company at a price equal to 55% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date. The EMA Note bears interest at 10% per annum and is due on July 27, 2021.

For the year ended December 31, 2021, all convertible promissory notes were converted to Company’s common stock.

For the year ended December 31, 2021 and 2020, the amortization of discount was $1,556 and $444, respectively.

As of December 31, 2021 and 2020, accrued interest amounted to $0 and $584, respectively.